Merger Agreement (Notes)	12 Months Ended
Dec. 31, 2017
Merger Transaction [Abstract]
Merger Transaction [Text Block]

On October 29, 2017, Vistra Energy and Dynegy, entered into the Merger Agreement. Upon the terms and subject to the conditions set forth in the Merger Agreement, which has been approved by the boards of directors of Vistra Energy and Dynegy, Dynegy will merge with and into Vistra Energy, with Vistra Energy continuing as the surviving corporation. The Merger is intended to qualify as a tax-free reorganization under the Internal Revenue Code, as amended, so that none of Vistra Energy, Dynegy or any of the Dynegy stockholders will recognize any gain or loss in the transaction, except that Dynegy stockholders could recognize a gain or loss with respect to cash received in lieu of fractional shares of Vistra Energy's common stock. We expect that Vistra Energy will be the acquirer for both federal tax and accounting purposes.

Upon the closing of the Merger, each issued and outstanding share of Dynegy common stock, par value $0.01 per share, other than shares owned by Vistra Energy or its subsidiaries, held in treasury by Dynegy or held by a subsidiary of Dynegy, will automatically be converted into the right to receive 0.652 shares of common stock, par value $0.01 per share, of Vistra Energy (the Exchange Ratio), except that cash will be paid in lieu of fractional shares, which we expect will result in Vistra Energy's stockholders and Dynegy's stockholders owning approximately 79% and 21%, respectively, of the combined company. Dynegy stock options and equity-based awards outstanding immediately prior to the Effective Time will generally automatically convert upon completion of the Merger into stock options and equity-based awards, respectively, with respect to Vistra Energy's common stock, after giving effect to the Exchange Ratio.

The Merger Agreement also provides that, upon the closing of the Merger, the board of directors of the combined company will be comprised of 11 members, consisting of (a) the eight current directors of Vistra Energy and (b) three of Dynegy's current directors, of whom one will be a Class I director, one will be a Class II director and one will be a Class III director, unless the closing of the Merger occurs after the date of Vistra Energy's 2018 Annual Meeting of Stockholders, in which case one will be a Class I director and two will be Class II directors.

Completion of the Merger is subject to various customary conditions, including, among others, (a) approval by Vistra Energy's stockholders of the issuance of Vistra Energy's common stock in the Merger, (b) adoption of the Merger Agreement by Vistra Energy's stockholders and Dynegy's stockholders, (c) receipt of all requisite regulatory approvals, which includes approvals of the FERC, the PUCT, the Federal Communications Commission and the New York Public Service Commission, and the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (HSR Waiting Period) and (d) the approval of the listing of shares to be issued on the NYSE. Each party's obligation to consummate the Merger is also subject to certain additional customary conditions, including (i) subject to certain exceptions, the accuracy of the representations and warranties of the other party, (ii) performance in all material respects by the other party of its obligations under the Merger Agreement and (iii) the receipt by such party of an opinion from its counsel to the effect that the Merger will qualify as a tax-free reorganization within the meaning of the Code. The HSR Waiting Period expired on February 5, 2018.

The Merger Agreement contains customary representations, warranties and covenants of Vistra Energy and Dynegy, including, among others, covenants (a) to conduct their respective businesses in the ordinary course during the interim period between the execution of the Merger Agreement and completion of the Merger, (b) not to take certain actions during the interim period except with the consent of the other party, (c) that Vistra Energy and Dynegy will convene and hold meetings of their respective stockholders to obtain the required stockholder approvals, and (d) that the parties use their respective reasonable best efforts to take all actions necessary to obtain all governmental and regulatory approvals and consents (except that Vistra Energy shall not be required, and Dynegy shall not be permitted, to take any action that constitutes or would reasonably be expected to have certain specified burdensome effects). Each of Vistra Energy and Dynegy is also subject to restrictions on its ability to solicit alternative acquisition proposals and to provide information to, and engage in discussion with, third parties regarding such proposals, except under limited circumstances to permit Vistra Energy's and Dynegy's boards of directors to comply with their respective fiduciary duties.

The Merger Agreement contains certain termination rights for both Vistra Energy and Dynegy, including in specified circumstances in connection with an alternative acquisition proposal that has been determined to be a superior offer. Upon termination of the Merger Agreement, under specified circumstances (a) for a failure by Vistra Energy to obtain certain requisite regulatory approvals, Vistra Energy may be required to pay Dynegy a termination fee of $100 million, (b) in connection with a superior offer, acquisition proposal or unforeseeable material intervening event, Vistra Energy may be required to pay a termination fee to Dynegy of $100 million, and (c) in connection with a superior offer, acquisition proposal or an unforeseeable material intervening event, Dynegy may be required to pay to Vistra Energy a termination fee of $87 million. In addition, if the Merger Agreement is terminated (i) because Vistra Energy's stockholders do not approve the issuance of Vistra Energy's common stock in the Merger or do not adopt the Merger Agreement, then Vistra Energy will be obligated to reimburse Dynegy for its reasonable out-of-pocket fees and expenses incurred in connection with the Merger Agreement, or (ii) because Dynegy's stockholders do not adopt the Merger Agreement, then Dynegy will reimburse Vistra Energy for its reasonable out-of-pocket fees and expenses incurred in connection with the Merger Agreement, each of which is subject to a cap of $22 million. Such expense reimbursement may be deducted from the foregoing termination fees, if ultimately payable.

The Merger is subject to certain risks and uncertainties, and there can be no assurance that we will be able to complete the Merger on the expected timeline or at all.

Merger Support Agreements — Concurrently with the execution of the Merger Agreement, certain stockholders of Vistra Energy, including affiliates of Apollo Management Holdings L.P. (collectively, the Apollo Entities), affiliates of Brookfield Asset Management Private Institutional Capital Adviser (Canada), L.P. (collectively, the Brookfield Entities) and certain affiliates of Oaktree Capital Management, L.P. (Oaktree), such agreements representing in the aggregate approximately 34% of the shares of Vistra Energy's common stock as of October 29, 2017 that will be entitled to vote on the Merger, and certain stockholders of Dynegy, including Terawatt Holdings, LP, an affiliate of certain affiliated investment funds of Energy Capital Partners III, LLC (Terawatt) and certain affiliates of Oaktree, such agreements representing in the aggregate approximately 21% of the shares of Dynegy's common stock as of October 29, 2017 that will be entitled to vote on the Merger, have entered into the Merger Support Agreements, pursuant to which each such stockholder agreed to vote their shares of common stock of Vistra Energy or Dynegy, as applicable, to adopt the Merger Agreement, and in the case of stockholders of Vistra Energy, approve the stock issuance. The Merger Support Agreements will automatically terminate upon a change of recommendation by the applicable board of directors or the termination of the Merger Agreement in accordance with its terms.